Share-Based Compensation - Summary of Share Units (Performance Share Units) (Detail) - Performance Share Units [Member]	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2024 shares $ / shares
Toronto Stock Exchange [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening Balance, Number | shares	1,210,895	1,210,895
Granted, Number | shares	378,438	378,438
Number Of Equity Instruments Granted In Lieu Of Dividends | shares	15,996	15,996
Vested, Number | shares	(274,113)	(274,113)
Forfeited, Number | shares	(168,680)	(168,680)
Ending Balance, Number | shares	1,162,536	1,162,536
Opening Balance, Weighted average grant | $ / shares	$ 9.4
Granted, Weighted average grant | $ / shares	7.98
In lieu of dividends , Weighted average grant | $ / shares	7.18
Vested, Weighted average grant | $ / shares	7.67
Forfeited, Weighted average grant | $ / shares	7.6
Ending Balance, Weighted average grant | $ / shares	$ 9.58
New York Stock Exchange [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening Balance, Number | shares	272,729	272,729
Granted, Number | shares	185,842	185,842
Number Of Equity Instruments Granted In Lieu Of Dividends | shares	3,641	3,641
Vested, Number | shares	(63,699)	(63,699)
Forfeited, Number | shares	(46,887)	(46,887)
Ending Balance, Number | shares	351,626	351,626
Opening Balance, Weighted average grant | $ / shares		$ 6.23
Granted, Weighted average grant | $ / shares		5.88
In lieu of dividends , Weighted average grant | $ / shares		5.34
Vested, Weighted average grant | $ / shares		5.41
Forfeited, Weighted average grant | $ / shares		6.24
Ending Balance, Weighted average grant | $ / shares		$ 6.18